RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 8 — RELATED PARTY TRANSACTIONS

Continental Resources Group, Inc.

In January 2013, the Company paid $15,066 of Continental Resources Group Inc.’s expenses. The Company recorded such advances to additional paid in capital which represents distributions to the Company’s former parent company for a total of $15,066 for the nine months ended September 30, 2013. Continental Resources Group Inc. was dissolved on February 27, 2013.

NOTE 10 — RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

Note payable - related party

In February 2011, Mr. Honig, a Director of the Company advanced $2,250,000 to the Company under a Credit Facility Agreement. Between August 2011 and December 2011, the Company paid a total of $1,688,250 to Mr. Honig on the advance. Additionally, between July 2012 and October 2012, a total of $75,500 was extinguished on a non-cash basis reducing the principal balance of the note to $486,250.

Subsequently, in August 2013, Mr. Honig exchanged the note including accrued interest of $159,230 for Company’s Series E Convertible Preferred Stock and warrants and the Credit Facility was terminated (see Note 11).

As of December 31, 2013 and 2012, the principal balance of the note was $0 and $486,250, respectively. As of December 31, 2013 and 2012, accrued interest on this note payable — related party was $0 and $142,164, respectively.

Continental Resources Group, Inc.

In January 2013, the Company paid $15,066 of Continental’s expenses. The Company recorded such advances to additional paid in capital which represents distributions to the Company’s former parent company for a total of $15,066 and $611,589 at December 31, 2013 and 2012, respectively. Continental was dissolved on February 27, 2013 (see Note 3).